Property, plant and equipment (Buildings without ownership certificate) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment [abstract]
Aggregate net book value	¥ 7,779	¥ 8,386